Deferred taxation	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Deferred taxation

18. Deferred taxation

Deferred tax assets and liabilities are offset when there is legally enforceable right to offset current income tax assets against current income tax liabilities and when the deferred taxes relate to the same taxation authority. The Group’s deferred tax liabilities arose mainly from differences in depreciation for tax and revaluation of leasehold properties.

	2024	2023
	US$	US$

Net deferred tax liabilities	133,000	296,000

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2024 and 2023

18. Deferred taxation (continued)

The movement in deferred tax liabilities (prior to offsetting of balances) during the financial year is as follows:

	2024	2023
	US$	US$

Balance as at beginning of financial year	296,000	163,000

Movements in deferred tax liabilities	(163,000)	133,000
Balance as at end of financial year	133,000	296,000